Financial Assets Held for Trading and Designated at Fair Value Through Profit or Loss - Summary of Financial Assets Held for Trading Recognized at Fair Value (Parenthetical) (Detail) - BRL (R$)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets held for trading [Line Items]
Assets held for trading pledged as collateral of funding transactions of financial institutions and clients	R$ 33,671,000,000	R$ 17,435,000,000
Held-for-trading financial assets [Member]
Disclosure of financial assets held for trading [Line Items]
Assets held for trading pledged as collateral of funding transactions of financial institutions and clients	30,585,000,000	12,950,000,000
Reclassification of held for trading financial assets to other categories of financial assets	0	0
Brazilian government securities [Member] | Held-for-trading financial assets [Member]
Disclosure of financial assets held for trading [Line Items]
Assets held for trading pledged as collateral of funding transactions of financial institutions and clients	29,002,000,000	7,696,000,000
Brazilian external debt bonds [Member] | Held-for-trading financial assets [Member]
Disclosure of financial assets held for trading [Line Items]
Assets held for trading pledged as collateral of funding transactions of financial institutions and clients	1,508,000,000	4,045,000,000
Government securities - other countries [Member] | Held-for-trading financial assets [Member]
Disclosure of financial assets held for trading [Line Items]
Assets held for trading pledged as collateral of funding transactions of financial institutions and clients	46,000,000	1,183,000,000
Corporate securities [Member] | Held-for-trading financial assets [Member]
Disclosure of financial assets held for trading [Line Items]
Assets held for trading pledged as collateral of funding transactions of financial institutions and clients	R$ 28,000,000	R$ 26,000,000